Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022